SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
SEGMENT INFORMATION
NOTE 18  -     SEGMENT INFORMATION

A.	General:

The Group has adopted IFRS 8 Operating Segments with effect from January 1, 2009. IFRS 8 requires operating segments to be identified on the basis of internal reports about components of the Group that are regularly reviewed by the chief operating decision maker in order to allocate resources to the segments and to assess their performance.

Since 2012, the Group's operating segment under IFRS 8 is only the import segment. The import segment earns its revenues from importing and marketing food products to retail chains and, supermarkets, among others.

On November 14 2018, the Board of Directors of the Company decided to take steps in order to enter the non-bank credit field (“credit extension activity”). This activity will be carried out and managed through W.F.D (Import, Marketing and Trading) a wholly-owned and controlled subsidiary of the Company. The activity will be funded from the Group’s own resources and will be carried out in parallel to the existing activity of importing, marketing and distributing food products. As of balance sheet date, the Company has not yet commenced its non-bank credit activities.

B.	Revenues from the main customers of the Import segment:

The following is an analysis of the Group's customers who represent more than 10% of the total sales:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars

Customer A	50,439	50,053	46,171	13,458

 Revenues from major groups of products that contributed 10% or more to the Group's total revenues in 2016-2018 are as follows:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars
Canned Vegetables and Pickles	57,333	53,839	59,028	15,297

Dairy and Dairy Substitute Products	116,083	102,372	87,803	30,972

Canned Fish	52,573	50,579	45,073	14,027

Cereals, rice and pastas	47,064	41,218	38,843	12,557

Other	65,192	63,970	63,455	17,394

	338,245	311,978	294,202	90,247